Other Losses (Tables)	12 Months Ended
Dec. 31, 2025
Other Losses [Abstract]
Schedule of Other Losses
	Year ended December 31,
	2025	2024	2023
Loss on disposal of subsidiaries*	-	-	342,953
Loss on disposal of plant and equipment	39,168	106,686	-
Others	30,514	698	1
	69,682	107,384	342,954

*	Details of sale of the subsidiary:

Schedule of Sale of Subsidiary	Details of sale of the subsidiary:
Fair value of the consideration	1
Net asset of the disposed asset	(344,243)
Loss on sale before foreign currency translation effect	(344,242)
Foreign currency translation effect	1,289
Loss on disposal of a subsidiary	(342,953)

Carrying amount of the investment cost of the disposed subsidiary:
Cash	374,556
Trade receivables	3,292
Other current assets	1,413,838
Total assets	1,791,686

Short-term loan	(1,126,776)
Other current liabilities	(320,667)
Total liabilities	(1,447,443)

Net assets	344,243